Derivative financial instruments (Fair Values of Derivative Financial Instruments) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Derivatives, Fair Value [Line Items]
Total derivative assets	¥ 366,811	¥ 339,320
Counterparty netting	(116,174)	(117,794)
Collateral received	(65,810)	(76,891)
Carrying value of derivative assets	184,827	144,635
Total derivative liabilities	(244,287)	(360,731)
Counterparty netting	116,174	117,794
Collateral posted	94,953	213,937
Carrying value of derivative liabilities	(33,160)	(29,000)
Interest rate and currency swap agreements
Derivatives, Fair Value [Line Items]
Derivative assets	327,722	300,319
Derivative liabilities	(223,120)	(348,229)
Interest rate and currency swap agreements | Prepaid expenses and Other current assets
Derivatives, Fair Value [Line Items]
Derivative assets	96,996	57,915
Interest rate and currency swap agreements | Investments and other assets - Other
Derivatives, Fair Value [Line Items]
Derivative assets	230,726	242,404
Interest rate and currency swap agreements | Other current liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities	(42,404)	(94,801)
Interest rate and currency swap agreements | Other long-term liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities	(180,716)	(253,428)
Foreign exchange forward and option contracts
Derivatives, Fair Value [Line Items]
Derivative assets	34,718	35,594
Derivative liabilities	(21,167)	(7,308)
Foreign exchange forward and option contracts | Prepaid expenses and Other current assets
Derivatives, Fair Value [Line Items]
Derivative assets	34,290	35,594
Foreign exchange forward and option contracts | Investments and other assets - Other
Derivatives, Fair Value [Line Items]
Derivative assets	428
Foreign exchange forward and option contracts | Other current liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities	(21,167)	(7,307)
Foreign exchange forward and option contracts | Other long-term liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities		(1)
Fair value hedging derivative financial instruments | Interest rate and currency swap agreements
Derivatives, Fair Value [Line Items]
Derivative assets	4,371	3,407
Derivative liabilities		(5,194)
Fair value hedging derivative financial instruments | Interest rate and currency swap agreements | Prepaid expenses and Other current assets
Derivatives, Fair Value [Line Items]
Derivative assets		527
Fair value hedging derivative financial instruments | Interest rate and currency swap agreements | Investments and other assets - Other
Derivatives, Fair Value [Line Items]
Derivative assets	¥ 4,371	2,880
Fair value hedging derivative financial instruments | Interest rate and currency swap agreements | Other current liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities		(4,793)
Fair value hedging derivative financial instruments | Interest rate and currency swap agreements | Other long-term liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities		¥ (401)